Marketable Securities - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) item
Marketable Securities
Percentage of asset-backed securities rated AAA/A-1+, Aaa/P-1, or AAA/F1+	75.80%
Estimated fair value of current plus long term asset backed securities | $	$ 57
Number of rating agencies for which asset backed securities must be rated	2
Number of rating agencies for asset backed securities that must be either Moody's or Standard and Poor's	1